Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Long-term Investments
Investment	$ 295,904	$ 453,458
Equity securities with readily determinable market value	420,012	241,590	$ 289,221
Unrealized loss on investments	0	0	$ 12,113
Didi
Long-term Investments
Equity securities with readily determinable market value	233,243
Unrealized loss on investments	0
Equity Method
Long-term Investments
Equity securities with readily determinable market value	420,000	241,600
Unrealized loss on investments	$ 6,300	42,700
Cost Method | Didi
Long-term Investments
Investment		$ 142,000